Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2016
Unsecured loans, due 2015 to 2024, with interest rates ranging from 0.29% to 5.10% per annum
Debt Instrument [Line Items]
Debt instrument interest rate, Minimum	0.29%
Debt instrument interest rate, Maximum	5.10%
Unsecured 1.57% bonds, due 2015
Debt Instrument [Line Items]
Debt instrument interest rate	1.57%
Unsecured 1.75% bonds, due 2015
Debt Instrument [Line Items]
Debt instrument interest rate	1.75%
Unsecured 0.55% bonds, due 2016
Debt Instrument [Line Items]
Debt instrument interest rate	0.55%
Unsecured 0.66% bonds, due 2017
Debt Instrument [Line Items]
Debt instrument interest rate	0.66%
Unsecured 0.43% bonds, due 2018
Debt Instrument [Line Items]
Debt instrument interest rate	0.43%
Unsecured 0.86% bonds, due 2018
Debt Instrument [Line Items]
Debt instrument interest rate	0.86%
Unsecured 2.00% bonds, due 2018
Debt Instrument [Line Items]
Debt instrument interest rate	2.00%
Unsecured 2.07% bonds, due 2019
Debt Instrument [Line Items]
Debt instrument interest rate	2.07%
Unsecured 1.41% bonds, due 2022
Debt Instrument [Line Items]
Debt instrument interest rate	1.41%
Capital lease obligations and other, due 2015 to 2025
Debt Instrument [Line Items]
Debt instrument interest rate, Minimum	0.36%
Debt instrument interest rate, Maximum	8.07%
Due 2016 to 2024, with interest rates ranging from 0.27% to 5.47% per annum
Debt Instrument [Line Items]
Debt instrument interest rate, Minimum	0.27%
Debt instrument interest rate, Maximum	5.47%
Due 2016 to 2024, with interest rates ranging from 0.36% to 9.99% per annum
Debt Instrument [Line Items]
Debt instrument interest rate, Minimum	0.36%
Debt instrument interest rate, Maximum	9.99%
Secured 0.10% loans, due 2016 to 2019
Debt Instrument [Line Items]
Debt instrument interest rate	0.10%